Fees Summary	Jul. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 903,000.00
Previously Paid Amount	0.00
Total Fee Amount	138.25
Total Offset Amount	0.00
Net Fee	138.25
Narrative - Max Aggregate Offering Price	$ 903,000.00
Final Prospectus	true